Bonds and Borrowings - Summary of future minimum lease payments under finance leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Minimum Lease Payment	¥ 5,827
Less—future finance charges	(114)
Present value of minimum lease payments	5,713
Not later than one year [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Minimum Lease Payment	1,715
Present value of minimum lease payments	1,662
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Minimum Lease Payment	4,028
Present value of minimum lease payments	3,967
Later than five years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Minimum Lease Payment	84
Present value of minimum lease payments	¥ 84